Research and Development	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Research and Development

Note 13 - Research and Development

During the year ended December 31, 2023, the Company performed under a grant provided by a corporation via funding provided by a federal government agency to continue its research and development related to treatment of neurological disorders and strokes. The grant is structured such that the Company received $245,000 upon execution of the award in August 2022 which is recognized as revenue as eligible costs are incurred. The Company has recognized all $245,000 of eligible costs and substantially completed the grant performance as of December 31, 2023.